Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Activity Related to Alba Matter

The following table details the activity related to the Alba matter:

	2013			2012
	Alcoa Corporation	Alumina Limited	Total	Alcoa Corporation	Alumina Limited	Total
Government investigations(1)	$326	$58	$384	$—	$—	$—
Civil suit(1)	—	—	—	51	34	85
Reallocation of civil suit	21	(21)	—	—	—	—
Reallocation of legal costs	20	(20)	—	—	—	—

Loss before income taxes(2)	367	17	384	51	34	85

(1)	The amount in the Total column was recorded in Restructuring and other charges (see Note D).
(2)	In 2013 and 2012, the amount for Alcoa Corporation was included in Net income (loss) attributable to Alcoa Corporation, and the amount for Alumina Limited was included in Net income (loss) attributable to noncontrolling interest.